Transactions with Related Parties	12 Months Ended
Dec. 31, 2014
Transactions with Related Parties
Transactions with Related Parties

(18) Transactions with Related Parties

        In the ordinary course of business, the subsidiaries of the Company make loans to directors and executive officers of the Corporation, including their affiliates, families and companies in which they are principal owners. In the opinion of management, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than normal risk of collectability or present other unfavorable features. The aggregate amounts receivable from such related parties amounted to approximately $26,382,000 and $51,554,000 at December 31, 2014 and 2013, respectively.